Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits

Note 11: Deposits
Table 11.1 presents a summary of the time certificates of deposit (CDs) and other time deposits issued by domestic and non-U.S. offices.

Table 11.1: Time Deposits

	December 31,
(in billions)	2020	2019
Total domestic and Non-U.S.	$52.8	118.8
Domestic:
$100,000 or more	11.8	43.7
$250,000 or more	6.8	34.6
Non-U.S.:
$100,000 or more	2.2	4.0
$250,000 or more	2.2	4.0

Substantially all CDs and other time deposits issued by domestic and non-U.S. offices were interest bearing. The contractual maturities of these deposits are presented in
Table 11.2.

Table 11.2: Contractual Maturities of Time Deposits

(in millions)	December 31, 2020
2021	$35,464
2022	8,521
2023	4,936
2024	2,084
2025	490
Thereafter	1,312
Total	$52,807

The contractual maturities of the domestic time deposits with a denomination of $100,000 or more are presented in
Table 11.3.

Table 11.3: Contractual Maturities of Domestic Time Deposits

(in millions)	December 31, 2020
Three months or less	$6,491
After three months through six months	2,391
After six months through twelve months	1,402
After twelve months	1,522
Total	$11,806

Demand deposit overdrafts of $326 million and $542 million were included as loan balances at December 31, 2020 and 2019, respectively.